Fair Value Measurement - Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3 (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Liabilities:
Beginning balance	$ 63,593
Included in Earnings	(41,217)
Foreign Currency Translation Adjustment	1,816
Ending balance	$ 24,192